Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

1)	Nature of operations:

a)
Retalix Ltd. (the "Company"), an Israeli corporation whose shares are listed on the Nasdaq Global Select Market (under the symbol "RTLX") and on the Tel-Aviv Stock Exchange ("TASE"), separately and together with its subsidiaries and an associated company (the "Group"), develops, manufactures and markets integrated enterprise-wide, open software solutions for the sales operations and supply chain management operations of food and fuel retailers, including supermarkets, convenience stores and fuel stations as well as suppliers and manufacturers in the food industry.

b)	As to the Group's geographical revenues and principal customers, see note 14.

c)	Subsidiary - over which the Company has control and over 50% of the ownership.

d)	Associated company - an investee company (which is not a subsidiary), over which financial and operational policy the Company exerted significant influence until it was sold during 2011.

2)	Accounting principles and use of estimates in the preparation of financial statements:

The financial statements have been prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America ("U.S. GAAP").

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the dates of the financial statements as well as the reported amounts of revenues and expenses during the reporting years. Actual amounts could differ from those estimates.

Accounting principle and estimates used in the preparation of these financial statements were applied on a consistent manner. The Company adopts new accounting standards as they become applicable. See note 1w.

3)	Functional currency:

The currency of the primary economic environment in which the operations of the Company and most of its subsidiaries are conducted is the U.S. dollar ("dollar"; "$"). Most of the Group's revenues and also most of the Group's expenses incur in dollars. The Group's financing is mostly in dollars. Thus, the functional currency of the Group is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (stated below) reflected in the statements of income, the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, changes in inventories, etc.) - historical exchange rates.

Currency transaction gains or losses are carried to financial income or expenses, as appropriate. The functional currency of a few Israeli subsidiaries and one foreign subsidiary is their local currency ("New Israeli Shekel" ("NIS") and Euro, respectively). The financial statements of such subsidiaries are included in the consolidation based on translation into dollars in accordance with FASB Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters" ("ASC 830"):

Assets and liabilities are translated at year end exchange rates, while operating results items are translated at average exchange rates during the year. Differences resulting from translation are presented in equity under accumulated other comprehensive income.

The financial statements of the associated company are included in the financial statements of the Company in accordance with the equity method, based on translation into dollars in accordance with ASC 830.  The resulting translation adjustments are presented under equity- accumulated other comprehensive income.

b.	Principles of consolidation:

1)	The consolidated financial statements include the accounts of the Company and its majority owned and controlled subsidiaries.

2)	Intercompany balances and transactions have been eliminated in consolidation.

3)	As for goodwill and other intangible assets arising on business combinations, see note 1h below.

4)	Non-controlling interests are included in equity.

c.	Cash equivalents and short term deposits

The Group considers all highly liquid investments, which include short-term bank deposits with an original maturity date of three months or less, that are not restricted as to withdrawal or use, to be cash equivalents.

The Group considers highly liquid investments as short-term bank deposits with an original maturity date of more than three months and up to one year to be classified as short term deposits. The Company has short term deposits with a market interest yield.

d.	Marketable securities and long term investments

Marketable securities consist of debt securities classified as held to maturity and available for sale. The Company accounts for investments in marketable securities classified as held to maturity, trading and available for sale in accordance with FASB ASC No. 320, "Investments – Debt and Equity Securities".

Investments in certain marketable bonds are classified as held to maturity because the Company has the intent and ability to hold such bonds to maturity and are stated at amortized cost with the addition of computed interest accrued to balance sheet date (such interest represents the computed yield on cost from acquisition to maturity). Interest and amortization of premium discount for debt securities are carried to financial income or expenses.

Investments in bonds and marketable securities that are classified as "available for sale" are stated at market value. The changes in market value of these securities are carried to other comprehensive income and upon its exercise into financial income or expense.

Investments in other bonds and marketable securities that are classified as "trading securities" are stated at market value. The changes in market value of these securities are carried to financial income or expenses.

Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee based on the credit rating, and our intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. In April 2009, the FASB amended the existing guidance on determining whether an impairment for investments in debt securities is other-than temporary. Effective in the second quarter of 2009, if an other-than-temporary impairment exists for debt securities, we separate the other-than-temporary impairment into the portion of the loss related to credit factors, or the credit loss portion, and the portion of the loss that is not related to credit factors, or the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Companies best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount on the other-than-temporary impairment. The credit loss portion is recorded as a charge to earnings, and the non-credit-loss portion is recorded as a separate component of other comprehensive income.

e.	Investment in an associated company

This investment was accounted for by the equity method and included among other non-current assets. During 2011 the Company sold its holding in the associated company.

f.	Inventories

Inventories include hardware products that are included in finished goods and are valued at the lower of cost or market. Cost is determined on a moving average basis.

g.	Property, plant and equipment:

1)	These assets are stated at cost; assets of acquired subsidiaries are included at their fair value at date of acquisition of these subsidiaries.

2)	The assets are depreciated by the straight-line method, on the basis of their estimated useful life.

Annual rates of depreciation are as follows:

%
Computers and peripheral equipment	15-33
Vehicles	15
Office furniture and equipment	6-25 (mainly 6)
Buildings	4
Land lease rights	3

Leasehold improvements are amortized by the straight line method over the term of the lease, which is shorter than the estimated useful life of the improvements. Land lease rights are amortized by the straight line method over the term of the lease.

h.	Goodwill and other intangible assets

Goodwill is the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations accounted for as purchases. The goodwill is not amortized to earnings, but instead is subject to periodic testing for impairment at least annually in our fourth quarter or between annual tests if certain events or indicators of impairment occur. See note 4a.

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Significant estimates used in the fair value methodologies include estimates of future cash flows, future short-term and long-term growth rates, weighted average cost of capital and estimates of market multiples of the reportable unit.

Other intangible assets are amortized over a period of one to twenty years, except acquired trademark that is tested for impairment annually (see note 4b).

i.	Impairment in value of long-lived assets

Long lived assets held and used by the Company are reviewed for impairment in accordance with ASC No. 360-10 "Impairment and Disposal of Long Lived Assets" whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of property and equipment is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

j.	Contingent consideration

The aggregate consideration for certain of the Company's acquisitions increases when certain future internal performance goals are later satisfied. Such additional consideration will be paid in cash and are reserved for that purpose.

Contingent consideration arrangements of an acquiree assumed by the acquirer in a business combination are recognized initially at fair value. Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent consideration are recognized in the Statement of income. As of December 31, 2011 we have contractual contingent consideration terms in the fair value amount of $4,324,000 related to a recent acquisitions performed by the company during 2011.

k.	Income taxes:

1)
Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect at time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided when it is more likely than not that all or a portion of the deferred income tax assets will not be realized. See note 10g for additional information regarding the composition of the deferred taxes.

The Company asses its valuation allowance considering different indicators including profitability of the different entities around the world, the ability to utilized the deferred tax over the years assets, effectiveness of carry forward net operating losses limitations in different jurisdictions etc.

2)
Upon the distribution of dividends from the tax-exempt income of "Approved Enterprises" or "Privileged Enterprises" (see also notes 9c2 and 10g5), the amount distributed will be subject to tax at the rate that would have been applicable had the Company not been exempted from payment thereof. The Company intends to permanently reinvest the amounts of tax exempt income and it does not intend to cause distribution of such dividends. Therefore, no deferred income taxes have been provided in respect of such tax-exempt income.

3)
The Group may incur an additional tax liability in the event of an inter-company dividend distribution from foreign subsidiaries; no additional deferred income taxes have been provided, since it is the Group's policy not to distribute, in the foreseeable future, dividends which would result in additional tax liability.

4)
Taxes which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred income taxes, as it is the Company's intent and ability to hold these investments, not to realize them.

5)
The Company records accruals for uncertain tax positions. Those accruals are recorded to the extent that the Company concludes that a tax position is not sustainable under a "more-likely-than-not" standard. In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions as part of its income taxes.

l.	Revenue recognition

The Group derives its revenues from the licensing of integrated software products, and to some extent from the sale of complementary computer and other hardware equipment, all of which it classifies as revenues from product sales. The Group also derives revenues from maintenance and other professional services which are principally software changes and enhancements requested by customers as well as various system integration services, on-line application, information and messaging services, mostly associated with products sold by the Group and which it classifies as revenues from services.

Revenues from sales of software license agreements are recognized when all of the criteria in ASC No. 985-605, "Software Revenue Recognition", are met. Revenues from products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, no further obligations exist and collectability is probable.

Revenues from software licenses that require significant customization, integration and installation are recognized on a percentage of completion basis. Percentage of completion is determined based on the "Input Method" when collectability is probable. Provisions for estimated losses on uncompleted contracts are recognized in the period in which the likelihood of the losses is identified. As of December 31, 2011, no such estimated losses were identified.

Where software license arrangements involve multiple elements (mostly software licenses, maintenance and other professional services), the arrangement consideration is allocated using the residual method. Under the residual method, revenue is recognized for the delivered elements when (1) Vendor Specific Objective Evidence ("VSOE") of the fair values of all the undelivered elements exists, and (2) all revenue recognition criteria are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. The Company's VSOE of fair value for maintenance is based on a consistent statistical renewal percentage derived from the majority of maintenance renewals. Revenues from maintenance services are recognized ratably over the contractual period or as services are performed.

Revenues from professional services that are not bundled or linked to a software sale are recognized as services are performed.

Hardware sales are recognized on a gross or net price basis, based on their different characteristics in accordance with ASC 605-45, "Principal Agent Considerations".

Starting January 1, 2011, the Company adopted Accounting Standard Update No. 2009-13, Revenue Recognition (Topic 605) – Multiple-Deliverable Revenue Arrangements ("ASU 2009-13") &  Accounting Standard Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements - ("ASU 2009-14")..

For all software revenue arrangements containing software that is "more than incidental" to the product as a whole that were entered into prior to January 1, 2011 and that have not been subsequently materially modified, as well as multiple element software arrangements without hardware, the Company allocates revenue to the delivered elements of the arrangement using the residual method, whereby revenue is allocated to the undelivered elements based on VSOE of fair value of the undelivered elements with the remaining arrangement fee allocated to the delivered elements and recognized as revenue assuming all other revenue recognition criteria are met. If the Company is unable to establish VSOE of fair value for the undelivered elements of the arrangement, revenue recognition is deferred for the entire arrangement until all elements of the arrangement are delivered. However, if the only undelivered element is Post Contract Support ("PCS"), the Company recognizes the arrangement fee ratably over the PCS period or over the product's estimated economic life, as applicable.

In cases where the products are sold to smaller retailers, through resellers, revenues are recognized as the products are supplied to the resellers. In specific cases where resellers have a right of return or the Company is required to repurchase the products or in case the Company guarantees the resale value of the products, revenues are recognized as the products are delivered by the resellers.

Revenues from on-line application, information and messaging services, are recognized as rendered.

Deferred revenue includes transactions for which payment was received from customers and revenue which has not yet been recognized as well as obligations related to the provision of maintenance services.

The Company recognizes revenues net of Value Added Tax.

m.	Research and development

Research and development expenses are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

n.	Concentration of credit risk

Financial instruments, which potentially subject the Company to credit risk, consist principally of marketable securities, trade receivables (including allowance for doubtful accounts) and interest bearing investments. The cash and cash equivalents as of December 31, 2011 are deposited mainly with leading Israeli and U.S. banks. As of December 31, 2011, the Company has an investment of $830,000 of a security held in ARS (see note 1d). In the opinion of the Company, the credit risk inherent in these balances is remote. In addition, the Company performs on-going credit evaluations of its clients and generally does not require collateral.

o.	Allowance for doubtful accounts

The Company estimated the allowance for doubtful accounts on the basis of rates applied to customer balances in accordance with aging and on the basis of analysis of specific debts which are doubtful of collection. In determining the allowance for doubtful accounts, the Group considers, among other things, its past experience with such customers, the economic environment, the industry in which such customers operate, financial information available on such customers, etc.

p.	Earnings per share ("EPS")

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year. Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of options, calculated using the treasury-stock method. As to the data used in the per share computation, see note 15(d).

q.	Other comprehensive income

Other comprehensive income, presented in equity, represents change of fair value of derivatives instruments designated for hedging, unrealized gains of investments in security and currency translation adjustments of non-dollar currency financial statements of subsidiaries and of an associated company. The accumulated balance of other comprehensive income at December 31, 2011, 2010 and 2009, is $273,000, $1,110,000 and $642,000, respectively.

r.	Stock based compensation

The Company accounts for stock based compensation to employees in accordance with ASC No. 718, "Compensation – Stock Compensation" ("ASC 718").

The Company uses historical stock price volatility as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company's consolidated statement of income is based on awards ultimately expected to vest, such expense has been reduced for estimated forfeitures. ASC 718 requires future forfeitures to be estimated at each balance sheet date.

The Company records as an expense equity instruments issued to third party service providers (non-employees) at fair value based on an option-pricing model, pursuant to the guidance in ASC No. 505-50 (Equity-Based Payments to Non-Employees) "Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods or Services".

The fair value of the options granted to employees is estimated at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period of the award

The total stock based employee compensation awards costs recognized in the years ended December 31, 2011, 2010 and 2009 income statement were $2,326,000, $3,855,000 and $2,624,000, respectively.

s.	Advertising expenses

These costs are charged to selling and marketing expenses as incurred. Advertising expenses totaled $1,443,000, $1,426,000 and $698,000 in the years ended December 31, 2011, 2010 and 2009, respectively.

t.	Derivative financial instruments

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in "financial income - net". If a derivative does not meet the definition of a hedge, the changes in the fair value are included, as incurred, in the statements of income and included in "financial income - net".

On January 1, 2010, the Company adopted the updated guidance of ASC 815 with respect to disclosure requirements which changed the disclosure requirements for derivative instruments and hedging activities and require enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under ASC 815 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows.

u.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. For further disclosure, see notes 6 and 13.

v.	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group's management assesses such contingent liabilities and estimated legal fees, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. If the assessment of a contingency indicates that it is probable that a loss has been incurred and the amount of the liability can be estimated, then the estimated amount would be recorded as accrued expenses in the Group's financial statements. If the assessment indicates that a potential loss is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable would be disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

w.	Recently adopted standards

1)
In April 2010, the FASB issued an amendment to the accounting and disclosure for revenue recognition - milestone method. This amendment, effective for fiscal years beginning on or after June 15, 2010 (early adoption is permitted), provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. The adoption of the amendment by the Company did not have a material impact on its consolidated financial statements.

2)
In October 2009, the FASB issued an Accounting Standards Update ("ASU") to ASC 985-605. This ASU No. 2009-13, "Multiple Deliverable Revenue Arrangements" ("ASU 2009-13"), provides guidance on whether multiple deliverables in a revenue arrangement exist, how the arrangement should be separated, and the consideration allocated. Pursuant to ASU 2009-13, when Vendor Specific Objective Evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration, generally, using the relative selling price method. In addition, the residual method of allocating arrangement consideration is no longer permitted under ASU 2009-13.

ASU 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of ASU 2009-13 by the Company did not have an impact on its consolidated financial statements.

3)
In October 2009, the FASB issued ASU No. 2009-14 "Certain Revenue Arrangements That Include Software Elements". ASU 2009-14 amends the scope of the software revenue guidance in Topic 985-605 to exclude, inter alia, non-software components of tangible products and software components of tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011.  The adoption of ASU 2009-14 by the Company did not have an impact on its consolidated financial statements.

x.	Newly issued accounting pronouncements:

1)
In December 2011, the FASB issued an accounting standard update which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The Company believes that the adoption will not have a material impact on its consolidated financial statements.

2)
In June 2011, the FASB amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company will adopt this amendment on January 1, 2012.The adoption will change the way the Company presents comprehensive income, as under current guidance, the Company presents comprehensive income within the statement of changes in equity in annual periods.

3)
In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among others, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy.

For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company will adopt ASU 2011-04 on January 1, 2012 and does not expect ASU 2011-04 to have a material effect on its consolidated financial statements.

4)
In September 2011, the FASB amended the guidance for goodwill impairment testing. According to this amendment, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company has not yet adopted this amendment.